Financial Risk Management and Fair Values - Schedule of Movement in the Allowances for Loan Losses (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance	¥ 36	¥ 37
Amounts written off during the year	(11)	(2)
Impairment losses written back	(1)	(4)
Impairment losses recognized during the year	12	5
Ending balance	¥ 36	¥ 36